ACQUISITION OF SUBSIDIARY	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITION OF SUBSIDIARY

19. ACQUISITION OF SUBSIDIARY

Runcangsheng

On July 19, 2022, the Company entered into an Equity Transfer Agreement with Yunnan Shengshengyuan Technology Co., Ltd (“Shengshengyuan”) and Yun Chen (collectively “the Sellers”), who own 95% and 5% equity interest of Yunnan Runcangsheng Technology Co., Ltd (“Runcangsheng”), respectively.

Under the terms of the Transfer Agreement, the Company purchased all of the outstanding equity interest of Yunnan Runcangsheng for an aggregate purchase price of RMB 31,557,820, or $4,418,095, adjusted by $116,802, the amount equal to the initial net worth estimate minus the audited net worth of Runcangsheng as of December 31, 2021.

In addition to transferring their respective equity interest in Runcangsheng, both Sellers agreed to forgive any loans due to them from Runcangsheng. The acquisition was completed on September 30, 2022.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of Runcangsheng is calculated as follows:

Total purchase considerations	$4,301,293
Estimated fair value of assets acquired:
Cash	$446,381
Accounts receivable	144,813
Accounts receivable-related party	133,011
Advance to suppliers	3,455
Other receivables and prepaid expense	127,909
Inventory	469,594
Property and equipment	1,677,272
Intangible assets	1,406
Operating lease right-of-use assets	1,990
Total assets acquired	3,005,831
Estimated fair value of liabilities assumed:
Accounts payable	(89,801)
Accounts payable-related party	(160,911)
Advance from customers	(4,790)
Government grant	(921,473)
Taxes payable	(21,156)
Operating lease liability	(15,182)
Accrued liabilities and other payables	(1,314,995)
Total liabilities assumed	(2,528,308)
Total net assets acquired	477,523
Goodwill as a result of the acquisition	$3,823,770

During the year ended December 31, 2022, the Company recorded a goodwill impairment equal to the goodwill resulting from the acquisition of Runcangsheng.

The following condensed unaudited pro forma consolidated results of operations for the Company, Runcangsheng, Aixin Shangyan Hotel and Aixintang Pharmacies for the year ended December 31, 2022 present the results of operations of the Company, Runcangsheng, Aixin Shangyan Hotel, and Aixintang Pharmacies as if the acquisition of Runcangsheng occurred on January 1, 2022, respectively.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Year Ended December 31, 2022
Revenue	$3,168,061
Operating costs and expenses	5,605,508
Loss from operations	(2,437,447)
Other income	34,839
Income tax expense	1,097
Net loss	$(2,403,705)